Taxes on Income (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective tax rate	24.00%	25.00%	26.50%
Net operating loss carry forward	$ 72,876	$ 67,681
Capital loss carryforwards	3,827	3,450
Unrecognized tax benefits
China Tax Laws[Member]
Effective tax rate	25.00%	25.00%
January 1, 2018 [Member]
Effective tax rate		23.00%